PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule Of Property and Equipment, Net
	December 31,
	2018	2017
Cost:
Machinery and equipment	33,048	36,890
Leasehold improvements	8,169	9,044
Motor vehicles	68	74
Office furniture and equipment	704	260

	41,989	46,268
Accumulated depreciation:

Machinery and equipment	(27,689)	(29,805)
Leasehold improvements	(7,089)	(7,625)
Motor vehicles	(49)	(48)
Office furniture and equipment	(539)	(204)
	(35,366)	(37,682)

Depreciated cost	6,623	8,586